NATIONWIDE MUTUAL FUNDS
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund)
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide GQG US Quality Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund

Supplement dated September 14, 2023
to the Prospectus dated February 28, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund, Nationwide BNY Mellon Dynamic U.S. Core Fund, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund and Nationwide WCM Focused Small Cap Fund

On September 13, 2023, the Board of Trustees of Nationwide Mutual Funds considered and approved a proposal to convert existing Class C shares of the Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund, Nationwide BNY Mellon Dynamic U.S. Core Fund, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund and Nationwide WCM Focused Small Cap Fund (each a “Fund” and collectively the “Funds”) to Class A shares of the same Fund and to terminate Class C shares. The conversion is expected to occur on or about February 9, 2024 (the “Conversion Date”).

Until the Conversion Date, current Class C shareholders may purchase, redeem or exchange their Class C shares in the manner set forth in the Prospectus, however, effective December 15, 2023, Class C shares of the Funds will no longer be available for purchase by new shareholders.

Upon the Conversion Date, all Class C shares will convert to Class A shares of the same Fund based on the relative net asset values of the classes without the imposition of any sales load, fee or other charge. The Funds will cease offering Class C shares on the Conversion Date.

The following tables show the fees and expenses of Class C shares compared to those of Class A shares of each Fund:

Shareholder Fees (paid directly from your investment)
	Nationwide Bailard Cognitive Value Fund		Nationwide Bailard Technology & Science Fund
	Class C	Class A	Class C	Class A
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	5.75%	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class C	Class A	Class C	Class A
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	1.00%	0.25%	1.00%	0.25%
Other Expenses	0.46%	0.46%	0.17%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%	N/A	N/A
Total Annual Fund Operating Expenses	2.22%	1.47%	1.92%	1.21%

Shareholder Fees (paid directly from your investment)
	Nationwide BNY Mellon Dynamic U.S. Core Fund		Nationwide Fund
	Class C	Class A	Class C	Class A
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	5.75%	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class C	Class A	Class C	Class A
Management Fees	0.45%	0.45%	0.53%	0.53%
Distribution and/or Service (12b-1) Fees	1.00%	0.25%	1.00%	0.25%
Other Expenses	0.14%	0.14%	0.10%	0.15%
Total Annual Fund Operating Expenses	1.59%	0.84%	1.63%	0.93%
Fee Waiver/Expense Reimbursement	(0.03)%[1]	(0.03)%[1]	(0.04)%[2]	(0.04)%[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.56%	0.81%	1.59%	0.89%

(1)
Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.50% until at least February 29, 2024. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

(2)
The Trust and the Adviser have entered into a written contract waiving 0.045% of the management fee to which the Adviser would otherwise be entitled until February 29, 2024. Pursuant to the terms of the written contract, the Adviser is not entitled to recoup any fees it has waived. The written contract may be changed or eliminated only with consent of the Board of Trustees of the Trust.

Shareholder Fees (paid directly from your investment)
Nationwide Geneva Mid Cap Growth Fund		Nationwide Geneva Small Cap Growth Fund		Nationwide WCM Focused Small Cap Fund
Class C	Class A	Class C	Class A	Class C	Class A

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	5.75%	None	5.75%	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	None	1.00%	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class C	Class A	Class C	Class A	Class C	Class A
Management Fees	0.64%	0.64%	0.77%	0.77%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	1.00%	0.25%	1.00%	0.25%	1.00%	0.25%
Other Expenses	0.23%	0.22%	0.12%	0.20%	0.25%	0.24%
Total Annual Fund Operating Expenses	1.87%	1.11%	1.89%	1.22%	2.00%	1.24%
Fee Waiver/Expense Reimbursement	N/A	N/A	N/A	N/A	(0.08)%[1]	(0.08)%[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.87%	1.11%	1.89%	1.22%	1.92%	1.16%

(1)
Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.80% until at least February 29, 2024. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE